Stock Warrants - Schedule of Warrants Outstanding (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants outstanding beginning balance	1,895,761	1,230,351
Number of Warrants granted	386,675	665,410
Number of Warrants forfeited	(56,486)
Number of Warrants exercised	(1,285,538)
Number of Warrants outstanding ending balance	940,412	1,895,761
Weighted average exercise price outstanding beginning balance	$ 1.95	$ 1.50
Weighted average exercise price granted	5.10	2.85
Weighted average exercise price forfeited	1.05
Weighted average exercise price exercised	1.80
Weighted average exercise price outstanding ending balance	$ 3.60	$ 1.95
Weighted average remaining contractual term outstanding	2 years 9 months 14 days	2 years 7 months 13 days
Weighted average remaining contractual term outstanding	2 years 3 months 26 days	2 years 9 months 14 days
Aggregate intrinsic value outstanding beginning balance
Aggregate intrinsic value granted
Aggregate intrinsic value forfeited
Aggregate intrinsic value exercised
Aggregate intrinsic value outstanding ending balance	$ 1,806,000